INVENTORIES	12 Months Ended
Sep. 30, 2020
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]

5.           INVENTORIES

As of September 30, 2019 and 2020, inventories are comprised of work in progress of RMB28,527 and RMB13,568, respectively. No inventories have been pledged as collateral for bank loans as of September 30, 2019 and 2020. Inventory write-offs for the years ended September 30, 2019 and 2020 were RMB5,973 and RMB 8,104,  respectively.